PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
PUBLIC OFFERING

NOTE 3 — PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,900,000 Units, inclusive of 900,000 Units sold to the underwriters on February 17, 2023, upon the underwriters’ election to fully exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one Public Share, one right (“Public Right”) and one redeemable warrant (“Public Warrant”). Each Public Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination (see Note 7). Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share (see Note 7).

NOTE 3 —PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,900,000 Units, inclusive of 900,000 Units sold to the underwriters on February 17, 2023, upon the underwriters’ election to fully exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one Public Share, one right (“Public Right”) and one redeemable warrant (“Public Warrant”). Each Public Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination (see Note 7). Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share (see Note 7).